Fair value measurements - Summary of Binomial Lattice Model for the initial measurement of Public Warrants and Private Placement Warrants (Detail)	Mar. 31, 2021	Dec. 31, 2020 d	Sep. 30, 2020 d	Jun. 30, 2020 d	Mar. 31, 2020 d	Dec. 31, 2019 d	Nov. 05, 2019 d
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.88	0.38	0.32	0.35	0.45	1.76	1.66
Market price of public stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	10.32	10.47	10.19	10.05	9.72	9.78	9.69
Dividend Yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.00	0.0	0.0	0.0	0.0	0.0	0.0
Implied volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	23.8	21.8	22.1	17.9	14.4	13.8	10.7
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	11.50	11.50	11.50	11.50	11.50	11.50	11.50